Note 22 - Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2019
Notes Tables
Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis [Table Text Block]
	Carrying value at	Fair value measurements
	December 31, 2019	Level 1	Level 2	Level 3

Assets
Deferred Purchase Price on AR Facility	$69,873	$-	$-	$69,873
Investments in equity securities	$3,887	$3,887	$-	$-

Liabilities
Contingent consideration liability	$84,992	$-	$-	$84,992
Interest rate swap liability	4,615	-	4,615	-

Schedule of Business Acquisitions by Acquisition, Contingent Consideration [Table Text Block]
	2019	2018
Balance, January 1	$93,865	$50,300
Amounts recognized on acquisitions	-	61,525
Fair value adjustments (note 5)	10,849	1,675
Resolved and settled in cash	(19,665)	(18,757)
Other	(58)	(877)
Balance, December 31	$84,993	$93,865

Less: current portion	$16,813	$17,122
Non-current portion	$68,180	$76,743

Fair Value, by Balance Sheet Grouping [Table Text Block]
	2019		2018
	Carrying	Fair	Carrying	Fair
	amount	value	amount	value

Other receivables	$16,678	$16,678	$12,088	$12,088
Advisor loans receivable (non-current)	48,283	48,283	46,661	46,661
Long-term debt (non-current)	372,281	372,281	430,712	430,712
Senior Notes	234,901	254,858	239,577	268,838